Deposits and Other Demand Liabilities and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Deposits and Other Demand Liabilities
a)	As of December 31, 2021 and 2020, deposits and other demand liabilities are as follow:

	As of December 31,
	2021	2020
	MCh$	MCh$
Checking accounts	4,664,214	4,038,467
Other deposits and demand accounts	2,556,021	1,852,355
Advance payments received from customers	38,199	40,032
Other demand liabilities	317,661	266,552
Totals	7,576,095	6,197,406

Schedule of Time Deposits and Other Time Liabilities
b)	As of December 31, 2021 and 2020, time deposits and other time liabilities are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Time deposits	10,076,331	11,413,370
Time savings accounts	21,112	19,467
Other time liabilities	—	227
Totals	10,097,443	11,433,064